MUNICIPAL INCOME OPPORTUNITIES TRUST        Two World Trade Center, New York,
LETTER TO THE SHAREHOLDERS May 31, 1997     New York 10048


DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Municipal Income Opportunities Trust (OIA) for the fiscal year ended May 31, 1997.

Economic growth moderated during the third quarter of 1996, causing fixed-income yields to move lower through November. However, an acceleration of economic activity led by consumer spending developed in the fourth quarter of 1996 and continued into the first quarter of 1997. This contributed to rising interest rates between December and April. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation. The fixed-income markets recognized that additional rate hikes were possible, but rallied when the Fed left short-term interest rates unchanged at its May meeting.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields, but were less volatile. Long-term insured revenue bond yields fell from 6.00 percent in May 1996 to as low as 5.45 percent in November 1996, before rising to



                            BOND YIELDS 1994-1997



        Muni Yields     Treasury Yields
          5.45            6.35
Jan '94   5.29            6.24
          5.64            6.66
          6.19            7.09
          6.24            7.31
          6.23            7.43
          6.31            7.61
          6.15            7.4
          6.17            7.45
          6.42            7.82
          6.66            7.97
          6.99            8
          6.65            7.88
Jan '95   6.42            7.7
          6.12            7.44
          6.07            7.43
          6.05            7.34
          5.84            6.65
          6               6.62
          5.99            6.85
          5.98            6.65
          5.97            6.5
          5.79            6.33
          5.61            6.13
          5.49            5.95
Jan '96   5.42            6.03
          5.55            6.47
          5.89            6.67
          5.94            6.91
          5.99            6.99
          5.86            6.87
          5.77            6.97
          5.82            7.12
          5.71            6.92
          5.6             6.64
          5.45            6.35
          5.56            6.64
Jan '97   5.63            6.79
          5.53            6.8
          5.83            7.1
          5.74            6.96
          5.58            6.91





            Ratio

Dec '93     0.8586
            0.8481
            0.8468
            0.8728
            0.854
            0.8387
Jun '94     0.8293
            0.8314
            0.828
            0.8212
            0.8356
            0.8738
Dec '94     0.8438
            0.834
            0.8222
            0.8167
            0.8245
            0.8784
Jun '95     0.9066
            0.875
            0.8997
            0.9184
            0.915
            0.9151
Dec '95     0.923
            0.8989
            0.8577
            0.8835
            0.8601
            0.8571
Jun '96     0.8529
            0.8278
            0.8176
            0.8248
            0.8431
            0.8583
Dec '96     0.8372
            0.8293
            0.8129
            0.8216
            0.8251
            0.8081

MUNICIPAL INCOME OPPORTUNITIES TRUST

5.85 percent in April 1997. The Index ended May at 5.60 percent. Similarly, yields on one-year municipal notes moved from 3.70 to 3.90 percent over the past twelve months. The yield curve pick-up by extending maturity from 1 to 30 years was 170 basis points.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of May 1996 to 81 percent in May 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively more expensive. The annual range of the ratio has averaged from 80 to 92 percent over the past three years. New-issue municipal volume was down 5 percent during the first five months of 1997. However, underwriting volume for the full year is expected to exceed bond maturities and redemptions.

PERFORMANCE

The Fund's net asset value (NAV) rose from $8.31 to $8.47 per share during the fiscal year ended May 31, 1997. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.63 per share, the Fund's total NAV return was
9.40 percent. OIA's market price on the New York Stock Exchange declined from $8.875 to $8.75 per share during the fiscal year. Based on this market price change and reinvestment of tax-free dividends, the Fund's total market return was 5.82 percent. OIA's market price represented a 3 percent premium to NAV on May 31, 1997. Undistributed net investment income totaled $0.14 per share on May 31, 1997. Net assets exceeded $178 million.

CALL STRUCTURE AS OF MAY 31, 1997                           WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)                      CALL PROTECTION: 6.1 YEARS

YEARS BONDS CALLABLE                  PERCENT CALLABLE
1997                                  16.1%
1998                                   3.7%
1999                                  15.0%
2000                                   5.7%
2001                                   3.9%
2002                                   0.0%
2003                                  12.3%
2004                                   6.5%
2005                                  10.9%
2006                                  10.5%
2007+                                 15.4%

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 51 individual credits. Non-rated securities comprised 68 percent of the Fund's portfolio. The Fund's average maturity was 18 years. The combination of older, shorter-call issues and newer issues with longer call dates provided an average of 6 years of call protection. Bond redemptions during the fiscal year of $7 million in market value with book yields of 8 to 10 percent were replaced by purchases yielding in the 6 to 8 percent range. Three loans representing 6 percent of the Fund's net assets were not accruing interest. As of May 31, 1997, an additional four loans, totaling 14 percent of net assets, were accruing income, but were also considered problem loans.



FIVE LARGEST SECTORS AS OF MAY 31, 1997
(% OF NET ASSETS)
ID/PCR*                          24%
NURSING/HEALTH RELATED           23%
MORTGAGE                          14%
RETIREMENT/LIFE CARE              7%
TRANSPORTATION                    6%
ALL OTHERS                       26%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

LOOKING AHEAD

Since the election year collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Although tax-free yields are currently somewhat expensive when compared with their historical relationship with Treasury yields, the long-term benefits of tax-exempt income remain intact.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Municipal Income Opportunities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME OPPORTUNITIES TRUST

RESULTS OF ANNUAL AND SPECIAL MEETINGS (unaudited)

                             *         *         *

On December 27, 1996, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

         Michael Bozic
         For................................................................  15,619,420
         Withheld...........................................................     442,647

         Charles A. Fiumefreddo
         For................................................................  15,620,367
         Withheld...........................................................     441,700

  The following Trustees were not standing for reelection at this meeting:
  Edwin J. Garn, John R. Haire, Dr. Manuel H. Johnson, Michael E. Nugent, Philip
  J. Purcell and John L. Schroeder.

(2) CONTINUANCE OF THE CURRENTLY EFFECTIVE INVESTMENT ADVISORY AGREEMENT WITH DEAN WITTER INTERCAPITAL INC.:

         For................................................................  15,021,536
         Against............................................................     315,077
         Abstain............................................................     725,454

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

         For................................................................  15,504,375
         Against............................................................     109,569
         Abstain............................................................     448,123

On May 20, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEE:

         Wayne E. Hedien
         For................................................................  16,774,040
         Withheld...........................................................     489,706

(2) APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER DISCOVER & CO.:

         For................................................................  16,189,741
         Against............................................................     338,675
         Abstain............................................................     735,330

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS May 31, 1997

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (92.9%)
              General Obligation (1.1%)
$  2,000      New York City, New York, 1994 Ser D.....................................      5.75%    08/15/10     $  2,002,400
--------                                                                                                          ------------

              Educational Facilities Revenue (1.4%)
   1,600      ABAG Finance Authority for Nonprofit Corporations, California, National
               Center for International Schools COPs..................................      7.50     05/01/11        1,599,984
   1,000      New York State Dormitory Authority, State University Refg 1993 Ser A....      5.25     05/15/15          942,300
--------                                                                                                          ------------
   2,600                                                                                                             2,542,284
--------                                                                                                          ------------

              Electric Revenue (2.5%)
   5,000      Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA).......      5.00     07/01/21        4,550,400
--------                                                                                                          ------------

              Hospital Revenue (4.0%)
              Massachusetts Health & Educational Facilities Authority,
   2,000       Dana Farber Cancer Institute Ser G-1...................................      6.25     12/01/14        2,079,620
   3,000       Dana Farber Cancer Institute Ser G-1...................................      6.25     12/01/22        3,102,690
   1,870      Buena Vista Industrial Development Authority, Virginia, Stonewall
               Jackson Hospital Ser 1987..............................................     8.375     11/01/14        1,924,884
--------                                                                                                          ------------
   6,870                                                                                                             7,107,194
--------                                                                                                          ------------

              Industrial Development/Pollution Control Revenue (24.0%)
     480      Metropolitan Washington Airports Authority, District of Columbia,
               CaterAir International Corp Ser 1991 (AMT)+............................    10.125     09/01/11          483,936
   1,545      Illinois Development Finance Authority, Custom Tapes Inc Refg Ser
               1989...................................................................     10.50     05/01/19        1,573,675
   1,500      Iowa Finance Authority, ISPCO Inc Ser 1997 (AMT) (WI)...................      6.00     06/01/27        1,500,000
   3,000      Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser
               1993...................................................................     5.875     08/01/08        2,951,310
   3,820      Detroit Economic Development Corporation, Michigan, North Industrial
               Park LP Ser 1989.......................................................    11.375     02/15/14        4,118,457
   1,490      Michigan Strategic Fund, Kasle Steel Corp Ser 1989 (AMT)................     9.375     10/01/06        1,554,916
   3,600      Cleveland, Ohio, Continental Airlines Inc Ser 1990 (AMT)................      9.00     12/01/19        3,877,488
   2,000      Dayton, Ohio, Emery Air Freight Corp Ser 1988 A.........................     12.50     10/01/09        2,189,060
   1,040      Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass
               Container Corp Ser 1989 B (AMT)........................................     10.25     12/01/08          796,838
   2,000      Beaver County Industrial Development Authority, Pennsylvania, Toledo
               Edison Co Collateralized Ser 1995-B....................................      7.75     05/01/20        2,194,560
   3,225      East Hempfield Township Industrial Development Authority, Pennsylvania,
               Herley Microwave System Inc Ser 1989 A.................................     10.40     06/01/04        3,342,970
   4,000      Pennsylvania Economic Development Authority, McMillan Bloedel Ltd Ser
               1995 (AMT).............................................................      7.60     12/01/20        4,471,800
              Lexington County, South Carolina,
   2,565       Ellett Brothers Inc Refg Ser 1988......................................    10.625     09/01/02        2,630,433
   4,250       Ellett Brothers Inc Refg Ser 1988......................................    10.625     09/01/08        4,358,970
   4,500      Pittsylvania County Industrial Development Authority, Virginia,
               Multi-Trade of Pittsylvania County Ser 1994 A (AMT)....................      7.45     01/01/09        4,720,275
   2,000      Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT).......      7.00     07/15/25        2,087,300
--------                                                                                                          ------------
  41,015                                                                                                            42,851,988
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue - Multi-Family (3.5%)
              Washington County Housing & Redevelopment Authority, Minnesota,
$  3,885       Courtly Park Ser 1989 A................................................      9.75%    06/15/19     $  2,350,425
   1,165       Courtly Park Ser 1989 A (AMT)..........................................     10.25     06/15/19          704,825
  24,080       Courtly Park Ser 1989 B................................................      0.00     06/15/19          240,800
   8,678       Courtly Park Ser 1989 B (AMT)..........................................      0.00     06/15/19           86,779
              White Bear Lake, Minnesota,
   3,715       White Bear Woods Apts Phase II Refg 1989 Ser A.........................      9.75     06/15/19        2,600,500
  22,401       White Bear Woods Apts Phase II Refg 1989 Ser B.........................      0.00     06/15/19          224,009
--------                                                                                                          ------------
  63,924                                                                                                             6,207,338
--------                                                                                                          ------------

              Mortgage Revenue - Single Family (10.2%)
   3,000      Alaska Housing Finance Corporation, 1997 Ser A (MBIA)...................      6.00     06/01/27        3,017,850
  25,076      San Francisco, California, Ser 1982.....................................      0.00     10/01/14        3,995,816
     370      Broward County Housing Finance Authority, Florida, Home Ser 1989 A......     10.00     10/01/03          370,525
  54,145      New Hampshire Housing Finance Authority, Residential 1983 Ser B.........      0.00     01/01/15        8,746,042
   2,000      Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT).............      6.10     09/01/28        2,004,760
--------                                                                                                          ------------
  84,591                                                                                                            18,134,993
--------                                                                                                          ------------

              Nursing & Health Related Facilities Revenue (23.1%)
              Vista, California,
     973       Long-Term Care Foundation of America Ser 1994 A COPs (a) (b)...........      8.50     01/01/20          603,442
     117       Long-Term Care Foundation of America Ser 1994 B COPs (a) (b)...........      0.00     01/01/20            1,167
              Escambia County, Florida,
   8,560       Pensacola Care Development Centers Ser 1989............................     10.25     07/01/11        8,143,556
   1,955       Pensacola Care Development Centers Ser 1989 A..........................     10.25     07/01/11        1,859,889
   8,720      Flagler County Industrial Development Authority, Florida, RHA/South
               Florida Properties Inc Ser 1988 A......................................     10.50     12/01/18        7,898,750
   1,460      Winchester, Indiana, Hoosier Care II Inc Ser 1990.......................    10.375     06/01/20        1,560,769
   2,515      Jefferson County, Kentucky, AHF/Kentucky-Iowa Inc Ser 1990..............     10.25     01/01/20        2,612,456
   1,600      Westside Habilitation Center, Louisiana, Intermediate Care Facility for
               the Mentally Retarded Refg Ser 1993....................................     8.375     10/01/13        1,703,120
   3,425      Massachusetts Industrial Finance Agency, Vinfen Corp Ser 1993...........      7.10     11/15/18        3,607,004
   6,295      McCurtain County Development Authority, Oklahoma, Heartway Corp Ser 1989
               A-2 (b)................................................................     10.25     03/01/19        5,350,750
   3,725      Allegheny County Hospital Development Authority, Pennsylvania, Allegheny
               Valley School Ser 1990.................................................      8.50     02/01/15        3,916,241
   4,715      Kirbyville Health Facilities Development Corporation, Texas, Heartway
               III Corp Ser 1988 A (b)................................................     11.25     03/20/21        4,007,750
--------                                                                                                          ------------
  44,060                                                                                                            41,264,894
--------                                                                                                          ------------

              Retirement & Lifecare Facilities Revenue (7.2%)
              Connecticut Development Authority,
   3,230       Seabury Life Care Ser 1991.............................................     10.00     09/01/04        3,460,654
     600       Seabury Life Care Ser 1996.............................................      8.75     09/01/06          607,200
   1,000       Seabury Life Care Ser 1991.............................................     10.00     09/01/16        1,071,410

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
$  5,701      Ann Arbor Economic Development Corporation, Michigan, Glacier Hills Inc
               Ser 1989...............................................................     8.375%    01/15/19     $  5,631,220
   2,000      Glen Cove Housing Authority, New York, The Mayfair at Glen Cove Ser 1996
               (AMT)..................................................................     8.250     10/01/26        2,029,460
--------                                                                                                          ------------
  12,531                                                                                                            12,799,944
--------                                                                                                          ------------

              Tax Allocation (4.4%)
   1,180      Bridgeview, Illinois, Ser 1995..........................................      9.00     01/01/11        1,319,771
              Crestwood, Illinois,
   3,000       Refg Ser 1994..........................................................      7.00     12/01/04        3,146,100
   3,350       Refg Ser 1994..........................................................      7.25     12/01/08        3,461,656
--------                                                                                                          ------------
   7,530                                                                                                             7,927,527
--------                                                                                                          ------------

              Transportation Facilities Revenue (6.2%)
   2,000      San Joaquin Hills, California, Transportation Corridor, Toll Road Sr
               Lien...................................................................      6.75     01/01/32        2,103,880
   2,000      Foothills/Eastern Transportation Corridor Agency, California, Toll Road
               Sr Lien Ser 1995 A.....................................................      0.00     01/01/13        1,321,400
   2,000      Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A....      6.00     10/01/13        2,011,520
   1,700      Bi-State Development Agency of the Missouri-Illinois Metropolitan
               District, Arch Parking Refg Ser 1997...................................     5.875     12/01/12        1,697,433
   4,000      Ohio Turnpike Commission, 1996 Ser A (MBIA).............................      5.50     02/15/26        3,920,440
--------                                                                                                          ------------
  11,700                                                                                                            11,054,673
--------                                                                                                          ------------

              Other Revenue (2.3%)
   2,000      Mashantucket (Western) Pequot Tribe, Connecticut, Special 1996 Ser A....      6.40     09/01/11        2,084,500
   2,000      Northern Palm Beach County Improvement District, Florida, Water Control
               & Impr #9A Ser 1996A...................................................      7.30     08/01/27        2,069,340
--------                                                                                                          ------------
   4,000                                                                                                             4,153,840
--------                                                                                                          ------------

              Refunded (3.0%)
   1,010      Illinois Health Facilities Authority, Hinsdale Hospital Ser 1990 C
               (ETM)..................................................................      9.50     11/15/19        1,181,569
              North Central Texas Health Facilities Development Corporation,
   1,900       C C Young Memorial Home Ser 1988.......................................     10.50     12/01/98++      2,123,820
   1,850       C C Young Memorial Home Ser 1988.......................................     10.50     12/01/98++      2,067,930
--------                                                                                                          ------------
   4,760                                                                                                             5,373,319
--------                                                                                                          ------------
 290,581      TOTAL MUNICIPAL BONDS (Identified Cost $173,132,653)...........................................      165,970,794
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM MUNICIPAL OBLIGATIONS (3.7%)
$  4,521      Volusia County Florida Health Facilities Authority, Florida, John Knox
               Village Center 1988 Ser A..............................................    11.125%    09/01/97++   $  4,735,836
   1,700      Ascension Parish, Louisiana, Shell Oil Co Ser 1993 (Demand 06/02/97)....     4.00*     09/01/23        1,700,000
     200      Beltrami County, Minnesota, Northwood Panelboard Co Ser 1991 (Demand
--------       06/02/97)..............................................................     4.00*     12/01/21          200,000
                                                                                                                  ------------
   6,421      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $6,557,317)............................        6,635,836
--------                                                                                                          ------------

$297,002      TOTAL INVESTMENTS (Identified Cost 179,689,970) (c)...................................     96.6%     172,606,630
========

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    3.4        5,993,258
                                                                                                        -----     ------------

              NET ASSETS.............................................................................   100.0%    $178,599,888
                                                                                                        =====     ============

---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
     ETM      Escrowed to Maturity.
      WI      Security purchased on a when issued basis.
      +       Joint exemption in District of Columbia and Virginia.
      ++      Prerefunded to call date shown.
      *       Current coupon of variable rate demand obligation.
     (a)      Resale is restricted to qualified institutional investors.
     (b)      Non-income producing, bond in default.
     (c)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,119,482 and the aggregate gross unrealized depreciation is $12,202,822, resulting in net unrealized depreciation of $7,083,340.

Bond Insurance:
---------------
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                  May 31, 1997

Alaska...................  1.7%
California...............  5.4
Connecticut..............  4.0
District of Columbia.....  0.3
Florida.................. 15.2
Illinois.................  6.0
Indiana..................  0.9
Iowa.....................  0.8
Kentucky.................  1.5
Louisiana................  1.9%
Massachusetts............  6.6
Michigan.................  6.3
Minnesota................  3.6
Missouri.................  1.0
New Hampshire............  4.9
New York.................  2.8
Ohio.....................  7.2
Oklahoma.................  3.0
Pennsylvania.............  7.8%
South Carolina...........  3.9
Texas....................  4.5
Utah.....................  2.5
Virginia.................  4.0
West Virginia............  1.1
Joint Exemption.......... (0.3)+
                          ----
Total.................... 96.6%
                          ====

---------------------
+ Joint exemption has been included in both geographic locations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997

ASSETS:
Investments in securities, at value
 (identified cost $179,689,970).......................................    $172,606,630
Cash..................................................................          98,692
Receivable for:
    Interest..........................................................       4,894,797
    Investments sold..................................................       2,741,935
Prepaid expenses......................................................          22,758
                                                                          ------------

    TOTAL ASSETS......................................................     180,364,812
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       1,501,000
    Investment advisory fee...........................................          88,183
    Administration fee................................................          52,910
Accrued expenses......................................................         122,831
                                                                          ------------

    TOTAL LIABILITIES.................................................       1,764,924
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     199,754,364
Net unrealized depreciation...........................................      (7,083,340)
Accumulated undistributed net investment income.......................       2,960,456
Accumulated net realized loss.........................................     (17,031,592)
                                                                          ------------

    NET ASSETS........................................................    $178,599,888
                                                                          ============

NET ASSET VALUE PER SHARE,
 21,089,872 shares outstanding
 (unlimited shares authorized of $.01 par value)......................           $8.47
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

STATEMENT OF OPERATIONS
For the year ended May 31, 1997

NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $15,101,153
                                                                           -----------

EXPENSES
Investment advisory fee................................................        886,834
Administration fee.....................................................        532,100
Professional fees......................................................        300,227
Transfer agent fees and expenses.......................................         93,895
Shareholder reports and notices........................................         34,627
Registration fees......................................................         32,204
Trustees' fees and expenses............................................         15,251
Custodian fees.........................................................          9,285
Other..................................................................         13,398
                                                                           -----------
    TOTAL EXPENSES.....................................................      1,917,821

    LESS: EXPENSE OFFSET...............................................         (9,253)
                                                                           -----------

    NET EXPENSES.......................................................      1,908,568
                                                                           -----------

    NET INVESTMENT INCOME..............................................     13,192,585
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................        883,533
Net change in unrealized depreciation..................................      2,410,485
                                                                           -----------

    NET GAIN...........................................................      3,294,018
                                                                           -----------

NET INCREASE...........................................................    $16,486,603
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE YEAR       FOR THE YEAR
                                                            ENDED              ENDED
                                                         MAY 31, 1997       MAY 31, 1996
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $ 13,192,585       $ 14,638,709
Net realized gain....................................         883,533            864,697
Net change in unrealized depreciation................       2,410,485         (6,396,850)
                                                         ------------       ------------

    NET INCREASE.....................................      16,486,603          9,106,556

Dividends from net investment income.................     (13,180,877)       (13,655,349)
                                                         ------------       ------------

    NET INCREASE (DECREASE)..........................       3,305,726         (4,548,793)
NET ASSETS:
Beginning of period..................................     175,294,162        179,842,955
                                                         ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,960,456 and $2,948,748, respectively).........    $178,599,888       $175,294,162
                                                         ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MUNICIPAL INCOME OPPORTUNITIES TRUST
which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), an affiliate of Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1997 aggregated $31,710,220 and $32,247,802, respectively.

MUNICIPAL INCOME OPPORTUNITIES TRUST

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At May 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $17,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended May 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,477. At May 31, 1997, the Fund had an accrued pension liability of $47,947 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                   PAR VALUE      EXCESS OF
                                                                                      SHARES       OF SHARES      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, May 31, 1995, 1996 and 1997............................................    21,089,872     $210,898      $199,543,466
                                                                                    ==========     ========      ============

6. FEDERAL INCOME TAX STATUS

At May 31, 1997, the Fund had a net capital loss carryover of approximately $17,032,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

    AMOUNT IN THOUSANDS
---------------------------
 2002     2003        2004
------   -------     ------
$610     $11,179     $5,243
====     =======     ======

7. DIVIDENDS

The Fund declared the following dividends from net investment income:

 DECLARATION       AMOUNT           RECORD           PAYABLE
     DATE         PER SHARE          DATE              DATE
--------------    ---------     --------------    --------------
May 27, 1997        $0.05        June 6, 1997     June 20, 1997
July 1, 1997        $0.05       July 11, 1997     July 25, 1997

MUNICIPAL INCOME OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE YEAR ENDED MAY 31*
                                                                   --------------------------------------------------------------
                                                                     1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of the period.......................    $   8.31     $   8.53     $   8.47     $   8.58     $    8.97
                                                                   --------     --------     --------     --------     ---------
Net investment income..........................................        0.63         0.69         0.68         0.67          0.64
Net realized and unrealized gain (loss)........................        0.16        (0.26)        0.01        (0.15)        (0.34)
                                                                   --------     --------     --------     --------     ---------
Total from investment operations...............................        0.79         0.43         0.69         0.52          0.30
                                                                   --------     --------     --------     --------     ---------
Less dividends and distributions from:
   Net investment income.......................................       (0.63)       (0.65)       (0.63)       (0.63)        (0.66)
   Net realized gain...........................................          --           --           --           --         (0.03)
                                                                   --------     --------     --------     --------     ---------
Total dividends and distributions..............................       (0.63)       (0.65)       (0.63)       (0.63)        (0.69)
                                                                   --------     --------     --------     --------     ---------
Net asset value, end of period.................................    $   8.47     $   8.31     $   8.53     $   8.47     $    8.58
                                                                   ========     ========     ========     ========     =========
Market value, end of period....................................    $   8.75     $  8.875     $   8.25     $  8.125     $    8.25
                                                                   ========     ========     ========     ========     =========
TOTAL INVESTMENT RETURN+.......................................        5.82%       15.95%        9.81%        6.17%        (4.71)%
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................        1.08%        0.97%        1.04%        1.22%         1.15%
Net investment income..........................................        7.44%        8.24%        8.10%        7.80%         7.27%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................    $178,600     $175,294     $179,843     $181,745      $184,100
Portfolio turnover rate........................................          19%           8%           5%          16%            2%

---------------------
+ Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
* The per share amounts were computed using an average number of shares outstanding during the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MUNICIPAL INCOME OPPORTUNITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Income Opportunities Trust (the "Fund") at May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and a broker, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
July 3, 1997


      --------------------------------------------------------------------

                      1997 FEDERAL TAX NOTICE (unaudited)

         During the year ended May 31, 1997, the Fund paid to the shareholders $0.63 per share from net investment income all of which was exempt interest dividends, excludable from gross income for Federal income tax purposes.

      --------------------------------------------------------------------

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

TRUSTEES
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048







MUNICIPAL
INCOME
OPPORTUNITIES
TRUST


Annual Report
May 31, 1997